TAXES ON INCOME - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the consolidated statements of income	$ 240,619	$ 237,188	$ 234,273
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Preferred Enterprise / Preferred Technology Enterprise benefits	(2.20%)	(3.80%)	(7.70%)
Changes in valuation allowance	1.00%	0.50%	0.70%
Earnings taxed under foreign law	0.20%	(0.50%)	17.90%
Tax settlements and other adjustments	(1.80%)	(0.60%)	5.80%
Intangible assets transfer	(1.70%)	0.10%	(14.20%)
Other	(1.30%)	(1.50%)	(4.90%)
Effective tax rate	17.20%	17.20%	20.60%